DEFERRED INCOME TAX ASSETS/LIABILITIES	12 Months Ended
Dec. 31, 2020
DEFERRED INCOME TAX ASSETS/LIABILITIES
DEFERRED INCOME TAX ASSETS/LIABILITIES

NOTE 15 – DEFERRED INCOME TAX ASSETS/LIABILITIES

Deferred Income tax assets and liabilities, net and the actions for recourse tax receivable are presented below:

	As of December 31,
	2020	2019
Tax carryforward	(11,467)	(11,695)
Allowance for doubtful accounts	(2,909)	(2,061)
Provisions	(1,472)	(2,082)
PP&E and Intangible assets	74,104	70,687
Cash dividends from foreign companies	588	701
Income tax inflation adjustment effect	21,340	16,808
Other deferred tax liabilities (assets), net	(40)	(23)
Total deferred tax liabilities, net	80,144	72,335
Actions for recourse tax receivable	(882)	(1,185)
Total deferred tax liability, net	(*) 79,262	71,150

Net deferred tax assets	(412)	(399)
Net deferred tax liabilities	79,674	71,549

(*)  Includes $82 of currency translation adjustments on foreign subsidiaries’ initial balances.

As of December 31, 2020, the Company and some subsidiaries have a cumulative Tax carryforward of approximately $45,866, that calculated considering statutory income tax rate, represent a deferred tax asset of approximately $11,467.

The detail of the maturities of estimated tax carryforward is disclosed:

	Tax carryforward	Tax carryforward amount	Tax carryforward
Company	generation year	as of 12.31.2020	expiration year
Inter Radios	2017	3	2022
Inter Radios	2018	2	2023
Telemás (*)	2019	448	2024
Micro Sistemas	2020	20	2025
Telecom Argentina	2018	21,368	2023
Telecom Argentina	2019	19,275	2024
Telecom Argentina	2020	4,750	2025
		45,866

(*)  This company is consolidated in the financial statements of Adesol.

Income tax (expense) benefit differed from the amounts computed by applying the Company’s statutory income tax rate to pre-tax income as a result of the following:

	Years ended December 31,
	2020	2019	2018
	Profit (loss)
Pre-tax income	3,147	13,997	5,651
Non-taxable items – (Earnings) losses from associates	(496)	255	(494)
Non-taxable items – Costs valuation differences of foreign investments	(6,570)	(14,353)	—
Non-taxable items – Other	(1,501)	(1,081)	(580)
Restatement in current currency of Equity, goodwill and other	62,187	99,307	75,459
Subtotal	56,767	98,125	80,036
Weighted statutory income tax rate	24.59%	26.14%	25.37%
Income tax expense at weighted statutory tax rate	(13,958)	(25,655)	(20,303)
Deferred tax liability restatement in current currency and other	20,698	27,023	26,287
Income tax inflation adjustment	(14,842)	(20,685)	—
Actions for recourse	12	71	92
Income tax on cash dividends of foreign companies	(161)	(44)	(133)
Income tax (expense) benefit	(8,251)	(19,290)	5,943

Current tax expense	(241)	(218)	—
Deferred tax (expense) benefit	(8,010)	(19,072)	5,943
Income tax (expense) benefit	(8,251)	(19,290)	5,943

Income tax - Actions for recourse filed with the Tax Authority

Section 10 of Law No. 23,928 and Section 39 of Law No. 24,073 suspended the application of the provisions of Title VI of the Income Tax Law relating to the income tax inflation adjustment since April 1, 1992.

Accordingly, Telecom Argentina determined its income tax obligations in accordance to those provisions, without considering the income tax inflation adjustment.

After the economic crisis of 2002, many taxpayers began to question the legality of the provisions suspending the income tax inflation adjustment. Also, the Argentine Supreme Court of Justice issued its verdict in the "Candy" case July 3, 2009 in which it stated that particularly for fiscal year 2002 and considering the serious state of disturbance of that year, the taxpayer could demonstrate that not applying the income tax inflation adjustment resulted in confiscatory income tax rates.

More recently, the Argentine Supreme Court of Justice applied a similar criterion to the 2010, 2011. 2012 and 2014 fiscal years in the cases brought by "Distribuidora Gas del Centro" (10/14/14, 06/02/15, 10/04/16 and 06/25/19), among others, enabling the application of income tax inflation adjustment for periods not affected by a severe economic crisis such as 2002.

According to the above-mentioned new legal background that the Company took knowledge during 2015, Telecom Argentina filed during 2015 to 2020 actions for recourse with the AFIP to claim the full tax overpaid for fiscal years 2009, 2010, 2011, 2012, 2013, 2014 and 2015 for a total amount of approximately $1,261 plus interest, under the argument that the lack of application of the income tax inflation adjustment is confiscatory.

On September 24, 2019 Telecom was notified of the resolutions dated September 12, 2019 and August 30, 2019 in which the AFIP has rejected the actions for recourse corresponding to fiscal years 2009 and 2010 respectively. Also, on November 11, 2019 Telecom was notified of the resolutions dated October 29, 2019 in which the AFIP has rejected the actions for recourse corresponding to fiscal years 2011 and 2012. According to this, on October 15, 2019 and on December 3, 2019, Telecom filed four actions for recourse before the National Court of First Instance, since the Company's Management, with the assistance of its tax advisors, understands that the arguments presented by the Company follow the same criteria as those considered by the Supreme Court of Argentina in similar precedents, among others. Therefore, the Company should obtain a favorable resolution to such claims.

Consequently, the income tax determined in excess qualifies as a tax credit in compliance with IAS 12 and the Company recorded a non-current tax credit of $882 as of December 31, 2020. For the measurement and update of the tax credit, the Company has estimated the amount of the tax determined in excess for the years 2009-2017 weighting the likelihood of certain variables according to the jurisprudential antecedents known as of the date of these consolidated financial statements. The Company’s Management will assess Tax Authority’s resolutions related to actions of recourse filed as well as the jurisprudence evolution in order to, at least annually, remeasure the tax credit recorded.